Accounting Estimates And Judgements (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Estimates And Judgements (Details) [Line Items]
Goodwill	£ 22,693
Employee and contractor development expenditure	£ 1,600	£ 3,200
Inventory provision	2.00%
Goodwill [Member]
Accounting Estimates And Judgements (Details) [Line Items]
Goodwill	£ 22,600